FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	R$ 15,578,870	R$ 19,587,380
Total current financial assets	16,773,361	21,982,467
Total current financial assets at fair value through profit or loss	1,194,491	2,395,087
Total non-current financial assets at amortised cost	2,581,910	2,687,747
Total non-current financial assets	2,676,610	2,878,068
Total non-current financial assets at fair value through profit or loss	94,700	190,321
Total financial assets at fair value through profit or loss	1,289,191	2,585,408
Total financial assets at amortised cost	18,160,780	22,275,127
Total financial assets	19,449,971	24,860,535
Total current financial liabilities at amortised cost	18,364,253	17,745,619
Total current financial liabilities	18,781,188	17,745,619
Total current financial liabilities at fair value through profit or loss	416,935
Total non-current financial liabilities at amortised cost	36,734,101	27,813,043
Total non-current financial liabilities	36,803,573	27,914,865
Total non-current financial liabilities at fair value through profit or loss	69,472	101,822
Total financial liabilites at fair value through profit or loss	486,407	101,822
Total financial liabilities at amortised cost	55,098,354	45,558,662
Total financial liabilities	55,584,761	45,660,484
Dividends And Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	77,377	76,878
Total current financial assets	77,377	76,878
Total current financial liabilities at amortised cost	611,307	1,206,870
Total current financial liabilities	611,307	1,206,870
Borrowings And Financing [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	5,269,952	5,532,736
Total current financial liabilities	5,269,952	5,532,736
Total non-current financial liabilities at amortised cost	36,170,996	27,221,914
Total non-current financial liabilities	36,170,996	27,221,914
Leases [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	177,010	119,047
Total current financial liabilities	177,010	119,047
Total non-current financial liabilities at amortised cost	516,836	492,504
Total non-current financial liabilities	516,836	492,504
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	6,596,915	6,446,999
Total current financial liabilities	6,596,915	6,446,999
Total non-current financial liabilities at amortised cost	46,269	98,625
Total non-current financial liabilities	46,269	98,625
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities at amortised cost	5,709,069	4,439,967
Total current financial liabilities	5,709,069	4,439,967
Cash And Cash Equivalant [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	11,991,356	16,646,480
Total current financial assets	11,991,356	16,646,480
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	271,590	261,673
Total current financial assets	1,456,485	2,383,059
Total current financial assets at fair value through profit or loss	1,184,895	2,644,732
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	3,233,164	2,597,838
Total current financial assets	3,233,164	2,597,838
Trading securities [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	9,596	12,028
Total current financial assets at fair value through profit or loss	9,596	12,028
Related parties [member]
IfrsStatementLineItems [Line Items]
Total current financial assets at amortised cost	5,383	4,511
Total current financial assets	5,383	4,511
Investment property [member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	156,185	147,671
Total non-current financial assets	156,185	147,671
Total non-current financial assets at fair value through profit or loss	94,700	190,321
Other Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	8,059	2,345
Total non-current financial assets	8,059	2,345
Compulsory Loan Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	58,030	859,607
Total non-current financial assets	58,030	859,607
Receivables By Indemnity [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	974,863	534,896
Total non-current financial assets	974,863	534,896
Loans Related Parties [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets at amortised cost	1,384,773	1,143,228
Total non-current financial assets	1,384,773	1,143,228
Investment Property 1 [Member]
IfrsStatementLineItems [Line Items]
Total non-current financial assets	94,700	190,321
Total non-current financial assets at fair value through profit or loss	94,700	190,321
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total current financial liabilities	416,935
Total current financial liabilities at fair value through profit or loss	416,935
Total non-current financial liabilities	69,472	101,822
Total non-current financial liabilities at fair value through profit or loss	R$ 69,472	R$ 101,822